Supplemental Disclosures of Cash Flow Information	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION [Text Block]
NOTE 22: SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized. Capitalized interest for each of the years ended December 31, 2011, 2010 and 2009 amounted to $312, $1,758 and $2,409, respectively.

During 2009, interest amounting to $4,139 was reclassified as long-term debt ($0 in 2010 and 2011).

During the year ended December 31, 2010, the Company recorded a contributions receivable from noncontrolling shareholders of $1,350 which was settled and off-set by amounts payable to these noncontrolling shareholders.  During the year ended December 31, 2009, noncontrolling shareholders contributed an amount of $2,801, which consisted of $564 received in cash during 2009 and the remaining $2,237 recorded as contributions receivable from noncontrolling shareholders as of December 31, 2009.  During 2010, the $2,237 was settled and off-set by amounts payable to these noncontrolling shareholders.

During the year ended December 31, 2011, the Company accrued the amount of $299 for deferred financing costs related to the amendment of the Marfin loan facility on March 29, 2011.